UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04379
Plan Investment Fund, Inc.
(Exact Name of Registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices) (Zip code)
Dale E. Palka, President
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.
The registrant’s schedule of investments is as follows:

Government/REPO Portfolio
(Unaudited)
Schedule of Investments
March 31, 2010

				Amortized
Par Value		Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS — 100.0%
$47,000,000	Deutsche Bank Securities, Inc. To be repurchased at $47,000,039 (collateralized by $103,224,795 par amount of Federal National Mortgage Association STRIPS and Federal Home Loan Mortgage Corp. STRIPS, 0.00%; due 04/15/2037 to 11/01/2039; Total Market Value $48,410,000)	0.03%	04/01/10	$47,000,000
47,000,000	Goldman Sachs & Co. To be repurchased at $47,000,013 (collateralized by $2,045,593,520 par amount of Federal National Mortgage Association STRIPS and Federal Home Loan Mortgage Corp. STRIPS, 0.00% to 7.00%; due 07/01/2018 to 10/01/2039; Total Market Value $48,410,000)	0.01%	04/01/10	47,000,000
48,000,000	Morgan Stanley & Co., Inc. To be repurchased at $48,000,027 (collateralized by $60,620,716 par amount of Federal National Mortgage Association Adjustable Rate Note and Federal National Mortgage Association Bonds, 5.00% to 5.95%; due 10/01/2037 to 07/01/2039; Total Market Value $49,440,035)	0.02%	04/01/10	48,000,000
48,000,000	RBS Securities Inc. To be repurchased at $48,000,027 (collateralized by $49,770,000 par amount of U.S. Treasury Note, 1.50%; due 12/31/2013; Total Market Value $48,960,204)	0.02%	04/01/10	48,000,000
43,409,000	UBS Securities LLC To be repurchased at $43,409,024 (collateralized by $43,176,000 par amount of Federal National Mortgage Association STRIPS and Federal National Mortgage Association Bonds, 0.00% to 4.50%; due 01/01/2018 to 03/01/2025; Total Market Value $44,713,960)	0.02%	04/01/10	43,409,000

	Total Repurchase Agreements (Cost $233,409,000)			233,409,000

	Total Investments — 100.0% (Cost $233,409,000) *			$233,409,000
	Liabilities in excess of Other Assets — (0.0%)			(85,229)

	Net Assets — 100.0%			$233,323,771

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
See accompanying notes to schedule of investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
March 31, 2010

				Amortized
Par Value		Interest Rate	Maturity	Cost
U.S. TREASURY OBLIGATIONS — 18.3%
$15,000,000	U.S. Treasury Bill	0.55%	07/01/10	$14,979,335
15,000,000	U.S. Treasury Bill	0.31%	07/15/10	14,986,438
5,500,000	U.S. Treasury Bill	0.39%	07/15/10	5,493,824
3,500,000	U.S. Treasury Bill	0.47%	07/29/10	3,494,562
75,000,000	U.S. Treasury Bill	0.16%	08/05/10	74,957,475
30,000,000	U.S. Treasury Bill	0.18%	08/12/10	29,980,604
15,000,000	U.S. Treasury Bill	0.19%	08/26/10	14,988,669
20,000,000	U.S. Treasury Bill	0.23%	08/26/10	19,981,625
30,000,000	U.S. Treasury Bill	0.19%	09/02/10	29,976,258
13,920,000	U.S. Treasury Bill	0.24%	09/30/10	13,903,110

	Total U.S. Treasury Obligations (Cost $222,741,900)			222,741,900

AGENCY OBLIGATIONS — 7.0%
20,000,000	Federal Home Loan Bank Discount Note (1)	0.50%	08/06/10	19,964,722
30,000,000	Federal Home Loan Mortgage Corp. Discount Note (1)	0.16%	06/08/10	29,990,934
35,000,000	Federal National Mortgage Association Discount Note (1)	0.21%	08/04/10	34,974,479

	Total Agency Obligations (Cost $84,930,135)			84,930,135

BANK OBLIGATIONS — 36.1%

YANKEE CERTIFICATES OF DEPOSIT — 36.1%
25,000,000	Abbey National Treasury Services, Connecticut (2)	0.25%	11/17/10	25,000,000
10,000,000	Banco Bilbao Vizcaya Argentaria, New York	0.31%	06/01/10	10,000,588
25,000,000	Banco Bilbao Vizcaya Argentaria, New York (2)	0.25%	07/12/10	25,000,352
5,000,000	Banco Bilbao Vizcaya Argentaria, New York (2)	0.32%	12/13/10	5,000,000
10,000,000	Barclays Bank PLC, New York	0.50%	04/13/10	10,000,000
10,000,000	Barclays Bank PLC, New York	0.50%	04/20/10	10,000,000
25,000,000	Barclays Bank PLC, New York	0.43%	05/12/10	25,000,000
20,000,000	BNP Paribas SA, New York	0.32%	04/28/10	20,000,000
12,000,000	BNP Paribas SA, New York	0.32%	05/04/10	12,000,000
18,000,000	Deutsche Bank AG, New York	0.19%	04/08/10	18,000,000
30,000,000	Dexia Credit Local SA, New York	0.31%	04/19/10	30,000,075
15,000,000	Rabobank Nederland NV, New York (2)	0.25%	05/04/10	15,000,000
7,500,000	Rabobank Nederland NV, New York (2)	0.23%	01/10/11	7,500,000
11,000,000	Rabobank Nederland NV, New York (2)	0.23%	01/13/11	11,000,000
25,000,000	Royal Bank of Canada, New York (2)	0.25%	10/01/10	25,000,000
25,000,000	Royal Bank of Scotland, Connecticut (2)	0.52%	05/18/10	25,000,000
20,000,000	Royal Bank of Scotland, Connecticut	0.36%	07/21/10	20,000,000
10,000,000	Royal Bank of Scotland, New York	0.38%	07/07/10	10,000,000
7,500,000	Societe Generale, New York (2)	0.26%	07/12/10	7,500,000
15,000,000	Societe Generale, New York (2)	0.27%	07/23/10	15,000,000
8,000,000	Sumitomo Mitsui Banking Corp., New York	0.21%	04/19/10	8,000,000
20,000,000	Sumitomo Mitsui Banking Corp., New York	0.21%	05/14/10	20,000,000
15,000,000	Sumitomo Mitsui Banking Corp., New York	0.23%	05/21/10	15,000,000
15,000,000	Toronto Dominion Bank, New York (2)	0.23%	11/05/10	15,000,000
See accompanying notes to schedule of investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
March 31, 2010
Continued

				Amortized
Par Value		Interest Rate	Maturity	Cost
BANK OBLIGATIONS (continued)
$17,000,000	Toronto Dominion Bank, New York (2)	0.23%	12/09/10	$17,000,000
4,500,000	Toronto Dominion Bank, New York (2)	0.23%	02/04/11	4,500,000
20,000,000	UBS AG, Stamford	0.21%	05/07/10	20,000,000
6,980,000	Westpac Banking Corp., New York (2)	0.29%	10/19/10	6,980,000
7,855,000	Westpac Banking Corp., New York (2)	0.30%	10/21/10	7,855,000

	Total Bank Obligations (Cost $440,336,015)			440,336,015

CORPORATE DEBT — 31.3%

COMMERCIAL PAPER — 31.3%

ASSET BACKED SECURITIES — 29.0%
10,000,000	Antalis U.S. Funding Corp.	0.22%	04/12/10	9,999,328
15,000,000	Antalis U.S. Funding Corp.	0.22%	04/13/10	14,998,900
17,390,000	Antalis U.S. Funding Corp.	0.22%	04/23/10	17,387,662
30,012,000	Barton Capital LLC	0.19%	05/04/10	30,006,773
10,000,000	Barton Capital LLC	0.20%	05/12/10	9,997,722
26,000,000	GOVCO LLC	0.21%	04/08/10	25,998,938
15,000,000	Grampian Funding LLC	0.24%	05/05/10	14,996,600
20,000,000	Grampian Funding LLC	0.26%	06/01/10	19,991,189
15,000,000	Grampian Funding LLC	0.27%	06/15/10	14,991,563
43,400,000	Nieuw Amsterdam Receivables Corp.	0.26%	06/04/10	43,379,940
10,000,000	Romulus Funding Corp.	0.27%	04/16/10	9,998,875
8,000,000	Romulus Funding Corp.	0.29%	04/28/10	7,998,260
12,000,000	Romulus Funding Corp.	0.29%	05/06/10	11,996,617
10,000,000	Scaldis Capital LLC	0.22%	04/16/10	9,999,083
30,000,000	Scaldis Capital LLC	0.22%	05/05/10	29,993,767
10,000,000	Scaldis Capital LLC	0.23%	05/17/10	9,997,061
7,000,000	Solitaire Funding LLC	0.25%	04/22/10	6,998,979
15,000,000	Solitaire Funding LLC	0.24%	05/10/10	14,996,100
20,000,000	Solitaire Funding LLC	0.24%	05/14/10	19,994,267
7,000,000	Solitaire Funding LLC	0.26%	06/10/10	6,996,461
3,200,000	Sydney Capital Corp.	0.58%	05/25/10	3,197,216
20,000,000	Tempo Finance Corp.	0.24%	05/06/10	19,995,333

				353,910,634

BANKS — 2.3%
5,000,000	Fortis Funding LLC	0.23%	04/26/10	4,999,202
13,000,000	JPMorgan Chase & Co.	0.25%	07/14/10	12,990,611
10,000,000	Societe Generale North America, Inc.	0.20%	04/01/10	10,000,000

				27,989,813

	Total Commercial Paper			381,900,447

	Total Corporate Debt (Cost $381,900,447)			381,900,447

See accompanying notes to schedule of investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
March 31, 2010
Concluded

				Amortized
Par Value		Interest Rate	Maturity	Cost
MUNICIPAL BONDS — 5.5%
$33,900,000	Cook County, Illinois, Series A, GO, Standby Bond Purchase Agreement: Bank of America NA (3)	0.25%	11/01/23	$33,900,000
15,790,000	Ohio State Housing Finance Agency, Residential Mortgage RB, Standby Bond Purchase Agreement: Federal Home Loan Bank (3)	0.25%	03/01/40	15,790,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co. (3)	0.24%	12/01/29	10,800,000
6,880,000	Wisconsin Housing and Economic Development Authority, Home Ownership RB, 2007 Series D, Standby Bond Purchase Agreement: Fortis Bank SA/NV, New York (3)	0.25%	03/01/38	6,880,000

	Total Municipal Bonds (Cost $67,370,000)			67,370,000

REPURCHASE AGREEMENT — 5.0%
61,398,000	Deutsche Bank Securities, Inc. To be repurchased at $61,398,051 (collateralized by $86,359,340 par amount of Federal National Mortgage Association STRIPS, 0.00%; due 11/01/2039; Total Market Value $63,239,940)	0.03%	04/01/10	61,398,000

	Total Repurchase Agreement (Cost $61,398,000)			61,398,000

	Total Investments — 103.2% (Cost $1,258,676,497) *			$1,258,676,497
	Liabilities in excess of Other Assets — (3.2%)			(39,079,284)

	Net Assets — 100.0%			$1,219,597,213

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(2)	Variable rate security. Rate shown is as of report date and the date shown is the final maturity date.

(3)	Variable rate security. Rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

GO	General Obligation

NA	National Association

RB	Revenue Bonds
See accompanying notes to schedule of investments

Plan Investment Fund, Inc.
Notes to Schedules of Investments
(Unaudited)
March 31, 2010
Security Valuation: Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the “Board”) of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.
Fair Value Measurement: The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs used to value the Portfolios’ net assets as of March 31, 2010 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	March 31, 2010	Price	Inputs	Inputs
Government/REPO Portfolio
Investments in Securities*	$233,409,000	$—	$233,409,000	$—

Money Market Portfolio
Investments in Securities*	$1,258,676,497	$—	$1,258,676,497	$—

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Plan Investment Fund, Inc.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	President and Chief Executive Officer
Date:	May 20, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	Principal Executive Officer
Date:	May 20, 2010

By:	/s/ Joseph S. Castellon
Name:	Joseph S. Castellon
Title:	Principal Financial Officer
Date:	May 20, 2010